Post-employment benefits for associates (Details 8) - Pension plans - USD ($) shares in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Defined benefit plan, plan asset allocations	100.00%	100.00%
Shares held by defined benefit plan	2.3	2.3
Value of shares held by defined benefit plan	$ 0.2	$ 0.2
Weighted average duration of defined benefit obligation years	15 years 4 months 25 days	15 years 2 months 13 days
Equity securities
Disclosure of defined benefit plans [line items]
Defined benefit plan, target plan asset allocations range minimum	15.00%
Defined benefit plan, target plan asset allocations range maximum	40.00%
Defined benefit plan, plan asset allocations	28.00%	27.00%
Debt securities
Disclosure of defined benefit plans [line items]
Defined benefit plan, target plan asset allocations range minimum	20.00%
Defined benefit plan, target plan asset allocations range maximum	60.00%
Defined benefit plan, plan asset allocations	34.00%	36.00%
Real estate
Disclosure of defined benefit plans [line items]
Defined benefit plan, target plan asset allocations range minimum	5.00%
Defined benefit plan, target plan asset allocations range maximum	20.00%
Defined benefit plan, plan asset allocations	17.00%	17.00%
Alternative investments
Disclosure of defined benefit plans [line items]
Defined benefit plan, target plan asset allocations range minimum	0.00%
Defined benefit plan, target plan asset allocations range maximum	20.00%
Defined benefit plan, plan asset allocations	13.00%	15.00%
Cash and other investments
Disclosure of defined benefit plans [line items]
Defined benefit plan, target plan asset allocations range minimum	0.00%
Defined benefit plan, target plan asset allocations range maximum	15.00%
Defined benefit plan, plan asset allocations	8.00%	5.00%